Note 2 - Summary of significant accounting policies (Details) - Schedule of Revenue from External Customers by Product or Service - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue from External Customer [Line Items]
Revenues	$ 2,867,442	$ 1,447,056
Revenues, Percentage	100.00%	100.00%
Interest Income [Member]
Revenue from External Customer [Line Items]
Revenues	$ 978	$ 985
Revenues, Percentage	1.00%	1.00%
Solar PV Residential and Commercial Sales [Member]
Revenue from External Customer [Line Items]
Revenues	$ 2,576,640	$ 1,315,907
Revenues, Percentage	90.00%	91.00%
ABCO LED and Energy Efficient Lighting [Member]
Revenue from External Customer [Line Items]
Revenues	$ 291,824	$ 130,164
Revenues, Percentage	9.00%	8.00%